Trade accounts and other receivables (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of trade accounts and other receivable
Trade accounts and other receivables consist of the following:

	Yen in millions
	March 31,
	2024	2025
Accounts and notes receivables	2,672,434	2,480,370
Other receivables	1,149,679	1,236,794
Allowance for doubtful accounts	(32,684)	(37,442)

Total	3,789,429	3,679,722

Disclosure of changes in the allowance for doubtful accounts
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2024	2025
Allowance for doubtful accounts at beginning of year	121,628	122,105
Provision for doubtful accounts, net of reversal	4,708	9,835
Write-offs	(3,759)	(3,128)
Other	(472)	(1,516)

Allowance for doubtful accounts at end of year	122,105	127,296